REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue by Sales Channel
Total revenue by sales channel was as follows for the periods indicated:

	Year ended December 31, 2024
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$103,168	$120,362	$223,530
Distributors	41,630	4,209	45,839
Net product sales	$144,798	$124,571	$269,369
Royalties	4,468	31	4,499
Net revenue	$149,266	$124,602	$273,868

	Year ended December 31, 2023
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$72,446	$97,222	$169,668
Distributors	40,203	3,245	43,448
Net product sales	$112,649	$100,467	$213,116
Royalties	5,002	20	5,022
Net revenue	$117,651	$100,487	$218,138

	Period from July 28, 2022 to December 31, 2022			Period from January 1, 2022 to July 27, 2022
(In thousands)	Obagi Medical	Milk Makeup	Total	Total
Revenue by Sales Channel
Direct sales	$30,276	$30,192	$60,468	$39,649
Distributors	28,826	1,091	29,917	31,080
Net product sales	$59,102	$31,283	$90,385	$70,729
Royalties	1,988	—	1,988	3,031
Net revenue	$61,090	$31,283	$92,373	$73,760

Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Revenue by Geographic Region
North America	$202,261	$154,357	$56,630	$44,443
Rest of the World	67,108	58,759	33,755	26,286
Net product sales	$269,369	$213,116	$90,385	$70,729
Royalties	4,499	5,022	1,988	3,031
Net revenue	$273,868	$218,138	$92,373	$73,760